Related Party Transactions - Schedule of Liabilities to Affiliated Companies (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Liabilities to Affiliated Companies [Line Items]
Receivables	€ 163	€ 1,836
Liabilities	7,013	15,319
Transactions with shareholders [Member]
Schedule of Liabilities to Affiliated Companies [Line Items]
Receivables	160	777
Liabilities	5,010	13,333
Transactions with affiliated companies [Member]
Schedule of Liabilities to Affiliated Companies [Line Items]
Receivables	3	712
Liabilities	1,864	1,863
Transactions with associated companies [Member]
Schedule of Liabilities to Affiliated Companies [Line Items]
Receivables		347
Liabilities	€ 139	€ 123